Capitalized Commission Assets (Tables)	12 Months Ended
Feb. 28, 2026
Capitalized Commission Assets [Abstract]
Schedule of Capitalized Commission Assets
	As of February 28
Figures in Rand thousands	2026	2025

Cost	1,186,747	905,380
Accumulated amortization	(716,341)	(411,328)
	470,406	494,052

Schedule of Reconciliation of the Carrying Value of Capitalized Sales Commissions

Reconciliation of the carrying value of capitalized sales commissions

Figures in Rand thousands	2026	2025

Beginning balance	494,052	374,521
Additions	317,244	223,448
Amortization	(138,574)	(100,223)
Transfer between asset classes	(56,146)	-
Reclassification[1]	(137,049)	-
Translation adjustments	(9,121)	(3,694)
Ending balance	470,406	494,052
[1]	Included in the “Reclassification” line is a reclassification of accumulated depreciation between capitalized rental units and commission assets relating to prior periods.